Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of equity [abstract]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2017	Movement in year	Dec 31, 2017	Movement in year	Dec 31, 2018	Movement in year	Dec 31, 2019

Share capital	972	– 3	969	– 25	944	– 8	936

Treasury shares	– 76	– 24	– 100	31	– 69	– 11	– 80

Outstanding share capital	896	– 27	869	6	875	– 19	856

Schedule disclosing information related to movement in the shares
		2019			2018			2017

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares

Balance at beginning of year		2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1

Shares canceled for capital reduction [2]		– 23.3	23.3		– 66.2	66.2		– 10.3	10.3

Shares acquired to be canceled [3]			– 60.3	– 60.3		– 23.3	– 23.3		– 66.2	– 66.2

Other share purchases [4]			– 1.7	– 1.7		– 1.2	– 1.2		– 3.8	– 3.8

Exercise of options and employee transactions [5]	18.8		5.5	5.5		7.8	7.8		4.6	4.6

Equity-based compensation [5]			9.4	9.4		7.4	7.4		8.8	8.8

Shares delivered to Alcon employees			0.9	0.9

Other share sales						3.0	3.0

Total movements		– 23.3	– 22.9	– 46.2	– 66.2	59.9	– 6.3	– 10.3	– 46.3	– 56.6

Balance at end of year		2 527.3	– 262.3	2 265.0	2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5

[1] Approximately 117.6 million treasury shares (2018: 121.6 million; 2017: 131.3 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM) for transactions before February 28, 2019, and under a new CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after such date

[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

Schedule disclosing information related to Dividend
	2019	2018	2017

Dividend per share (in CHF)	2.85	2.80	2.75

Total dividend payment (in USD billion)	6.6	7.0	6.5

Schedule disclosing information related treasury shares movements
		2019		2018		2017

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		– 60.3	– 5 351	– 23.3	– 1 859	– 66.2	– 5 270

Other share purchases [2]		– 1.7	– 160	– 1.2	– 114	– 3.8	– 304

Purchase of treasury shares		– 62.0	– 5 511	– 24.5	– 1 973	– 70.0	– 5 574

Exercise of options and employee transactions [3]	18.8	5.5	210	7.8	434	4.6	255

Equity-based compensation [4,5]		9.4	833	7.4	756	8.8	612

Shares delivered to Alcon employees		0.9	18

Other share sales				3.0	263

Total		– 46.2	– 4 450	– 6.3	– 520	– 56.6	– 4 707

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 AGM for transactions before February 28, 2019, and under a new CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after such date

[2] Shares acquired from employees, which were previously granted to them under the respective programs
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[5] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity-based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017. Refer to Note 12 for additional disclosures.